CRYPTOCURRENCIES (Tables)	12 Months Ended
Dec. 31, 2021
Investment Company [Abstract]
SCHEDULE OF MOVEMENTS OF CRYPTOCURRENCIES

The following table presents the movements of cryptocurrencies for the year ended December 31, 2021:

Amounts
Balance at January 1, 2021	-
Receipt of cryptocurrencies from mining activities	$5,455,345
Sales of cryptocurrencies	(4,543,543)
Realized gain on sale of cryptocurrencies	410,979
Impairment loss on cryptocurrencies	(493,617)
Balance at December 31, 2021	$829,165

The following table presents additional information about each type of cryptocurrency for the year ended December 31, 2021:

	BTC	ETH	USDT	Total
Balance at January 1, 2021	$-	$-	$-	$-
Receipt of cryptocurrencies from mining activities	1,037,186	4,418,160	-	5,455,345
Exchange of cash into USDT	-	-	3,336	3,336
Sales of cryptocurrencies	(842,438)	(3,611,605)	-	(4,454,043)
Payment of cryptocurrencies for other expenses	-	(89,600)	(3,236)	(92,836)
Realized gain on sale of cryptocurrencies	66,996	343,984	-	410,979
Impairment loss on cryptocurrencies	(87,608)	(406,006)	(2)	(493,617)
Balance at December 31, 2021	$174,135	$654,932	$98	$829,165